Advance to Suppliers (Tables)	12 Months Ended
Sep. 30, 2024
Advance to Suppliers [Abstract]
Schedule of Advances to Suppliers	Advances to suppliers consist of the following:
	As of September 30,
	2024	2023
Advances to suppliers for inventories raw material purchase	$978,203	$180,643
Advances to suppliers	$978,203	$180,643